[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 05, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn:	Office of Filings, Information & Consumer Services

Re:	The Gabelli Utilities Fund (the “Fund”) (File Nos. 333-81209 and 811-09397)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 21 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 30, 2014 (Accession # 0001193125-14-172084).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan